REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of Contract with Customer Liability Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUES, OTHER GAIN (LOSS), NET AND OTHER (EXPENSE) INCOME, NET
Revenue recognized from amounts included in contract liabilities at the beginning of the period	¥ 192,428	$ 27,899	¥ 112,221	¥ 37,550